Discontinued Operations (Income Statement Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Net Sales	$ 4,949	$ 7,452	$ 6,564
Costs of Sales	4,152	6,801	5,304
Research and development	150	160	197
Selling, general and administrative	315	328	382
Pension curtailment	110	0	0
Other income, net	30	12	40
Income from operations	252	175	721
Gain (loss) on disposal	(6,042)	0	33
Income Tax Expense	2,684	20	234
Income from discontinued operations	$ 3,610	$ 155	$ 454